PRINCIPAL ACTIVITIES AND CORPORATE INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Feb. 02, 2022	Jun. 30, 2013	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure corporate information [Line Items]
Number of shares issued (in shares)	6,796,558
Rights offering price per share	$ 1.22
Issuance of common stock for cash	$ 7,900		$ 0	$ 0	$ 7,922
Number of shares outstanding (in shares)	20,616,227
Number of shares repurchased under share capital repurchase program (in shares)		11,100
Total consideration for shares repurchased under share capital repurchase program		$ 38
APWC
Disclosure corporate information [Line Items]
Percentage of equity interest			80.96%